INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets
Significant components of the Company and its subsidiary deferred tax assets are as follows:

	As of December 31,
	2 0 1 6	2 0 1 5

Net operating loss carry-forwards	$3,929	$4,363
AMT credit carryforward	418	418
Temporary differences relating to reserve and allowances	8,493	9,658
Intangible assets	(5,760)	(6,715)
	7,080	7,724
Valuation Allowance	(5,154)	(5,165)
Deferred tax asset, net	$1,926	$2,559

Schedule of Presentation in Balance Sheets for Deferred Taxes
Israel:

	As of December 31,
	2 0 1 6	2 0 1 5

Short-term deferred tax assets	$-	$2,973
Long-term deferred tax assets	3,020	1,981
	$3,020	$4,954

International:

	As of December 31,
	2 0 1 6	2 0 1 5

Short-term deferred tax assets	$-	$567
Long-term deferred tax assets	-	3,754
Short-term deferred tax liabilities	-	(956)
Long-term deferred tax liabilities	(1,094)	(5,760)
	$(1,094)	$(2,395)

Schedule of Israel and International Components of Income before Taxes
	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Israel	$14,021	$15,377	$16,648
International	(2,639)	(3,153)	826
	$11,382	$12,224	$17,474

Schedule of Israel and International Components of Income Taxes
Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Israel	$2,615	$(2,413)	$(1,426)
International	(877)	(1,088)	248
	$1,738	$(3,501)	$(1,178)

Current	$1,105	$1,545	$448
Deferred	633	(5,046)	(1,626)
	$1,738	$(3,501)	$(1,178)

Reconciliation of Theoretical and Actual Tax Expense
The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Net income before taxes	$11,382	$12,224	$17,474
Statutory tax expenses	1,821	3,239	4,631
Effect of Approved or Preferred Enterprises status in Israel	136	(7,807)	(8,639)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes – net	588	1,377	776
Different tax rates of deferred taxes	(104)	-	1,839
Deferred taxes on carryforward tax losses for which valuation allowance was provided	-	-	(39)
Effect of foreign operations taxed at various rates	(657)	(530)	(31)
Adjustments for previous years tax	(135)	-	-
Change in valuation allowance	11	-	42
Other	78	220	243
	(83)	(6,740)	(5,809)
Actual tax expense (benefit)	$1,738	$(3,501)	$(1,178)

Schedule of Uncertain Tax Positions
The following table summarizes the changes in uncertain tax positions:

	As of December 31,
	2 0 1 6	2 0 1 5

Balance at the beginning of the year	$1,165	$651
Increase (decrease) related to prior year tax positions, net	37	(241)
Increase related to current year tax positions	131	755
Balance at the end of the year	$1,333	$1,165